Statement to Securityholder
Capital Auto Receivables Asset Trust 2015-3

Deal Information

1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2015-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	8/19/2015

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2015-3

5. Collateral Summary	Collection Period, Begin:	7/1/2018
	Collection Period, End:	7/31/2018
6. Charge-Off and Delinquency Rates	Determination Date:	8/15/2018
	Distribution Date:	8/20/2018
7. Credit Instruments
	Revolving/Amortization Period	Amortization Period
8. Accumulation Account
ABS Investor Relations - Ally Financial Inc. as Servicer:
9. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
10. Appendix: Additional Charge-Off Detail
The Class A -1a and the Class E Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class A -1a and the Class E Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder
Capital Auto Receivables Asset Trust 2015-3
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1a	13974HAA5	197,000,000.00	0.00	1.39000000	0.00	0.00	0.00	0.00	0.00	0.00
A-1b	13974HAB3	131,000,000.00	0.00	2.78625000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	13974HAC1	227,000,000.00	0.00	1.72000000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	13974HAD9	227,000,000.00	30,684,304.86	1.94000000	20,490,258.64	49,606.29	20,539,864.93	0.00	0.00	10,194,046.22
A-4	13974HAE7	86,640,000.00	86,640,000.00	2.13000000	0.00	153,786.00	153,786.00	0.00	0.00	86,640,000.00
B	13974HAF4	50,940,000.00	50,940,000.00	2.43000000	0.00	103,153.50	103,153.50	0.00	0.00	50,940,000.00
C	13974HAG2	48,260,000.00	48,260,000.00	2.90000000	0.00	116,628.33	116,628.33	0.00	0.00	48,260,000.00
D	13974HAH0	42,900,000.00	42,900,000.00	3.34000000	0.00	119,405.00	119,405.00	0.00	0.00	42,900,000.00
E	13974HAJ6	53,620,000.00	53,620,000.00	4.73000000	0.00	211,352.17	211,352.17	0.00	0.00	53,620,000.00
Deal Totals		1,064,360,000.00	313,044,304.86		20,490,258.64	753,931.29	21,244,189.93	0.00	0.00	292,554,046.22

Statement to Securityholder
Capital Auto Receivables Asset Trust 2015-3
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1a	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-1b	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	135.17314916	90.26545656	0.21852991	90.48398648	0.00000000	44.90769260
A-4	1,000.00000000	0.00000000	1.77500000	1.77500000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	2.02500000	2.02500000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.41666660	2.41666660	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.78333333	2.78333333	0.00000000	1,000.00000000
E	1,000.00000000	0.00000000	3.94166673	3.94166673	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	294.11505962
Ending Aggregate Note Pool Factor:	274.86381132

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder
Capital Auto Receivables Asset Trust 2015-3
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1a	0.00	7/20/2018	8/19/2018	30/360	N/A	N/A	1.39000000	1.39000000	0.00
A-1b	0.00	7/20/2018	8/19/2018	Actual/360	2.08625000	0.70000000	N/A	2.78625000	0.00
A-2	0.00	7/20/2018	8/19/2018	30/360	N/A	N/A	1.72000000	1.72000000	0.00
A-3	30,684,304.86	7/20/2018	8/19/2018	30/360	N/A	N/A	1.94000000	1.94000000	49,606.29
A-4	86,640,000.00	7/20/2018	8/19/2018	30/360	N/A	N/A	2.13000000	2.13000000	153,786.00
B	50,940,000.00	7/20/2018	8/19/2018	30/360	N/A	N/A	2.43000000	2.43000000	103,153.50
C	48,260,000.00	7/20/2018	8/19/2018	30/360	N/A	N/A	2.90000000	2.90000000	116,628.33
D	42,900,000.00	7/20/2018	8/19/2018	30/360	N/A	N/A	3.34000000	3.34000000	119,405.00
E	53,620,000.00	7/20/2018	8/19/2018	30/360	N/A	N/A	4.73000000	4.73000000	211,352.17

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1a	0.00	0.00	0.00	0.00	0.00
A-1b	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	49,606.29	0.00	49,606.29	0.00
A-4	0.00	153,786.00	0.00	153,786.00	0.00
B	0.00	103,153.50	0.00	103,153.50	0.00
C	0.00	116,628.33	0.00	116,628.33	0.00
D	0.00	119,405.00	0.00	119,405.00	0.00
E	0.00	211,352.17	0.00	211,352.17	0.00
Deal Totals	0.00	753,931.29	0.00	753,931.29	0.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2015-3
4. Collections and Distributions

Collections
Receipts During the Period***	21,284,417.52
Administrative Purchase Payments	224,594.02
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	779,630.70
Accumulation Account Investment Earnings	0.00
Other Fees or Expenses Paid	0.00
Total Collections	22,288,642.24

Beginning Reserve Account Balance	5,361,997.00
Total Available Amount	27,650,639.24

Distributions
Total Available Amount	27,650,639.24
Basic Servicing Fee	351,222.18
Aggregate Class A Interest Distributable Amount	203,392.29
First Priority Principal Distributable Amount*	0.00
Aggregate Class B Interest Distributable Amount	103,153.50
Second Priority Principal Distributable Amount*	0.00
Aggregate Class C Interest Distributable Amount	116,628.33
Third Priority Principal Distributable Amount*	0.00
Aggregate Class D Interest Distributable Amount	119,405.00
Fourth Priority Principal Distributable Amount*	0.00
Aggregate Class E Interest Distributable Amount	211,352.17
Fifth Priority Principal Distributable Amount*	0.00
To the Accumulation Account - Parity Reinvestment Amount**
To Reserve Account - Specified Reserve Account Balance	5,361,997.00
To the Accumulation Account - Excess of Target Reinvestment less Parity Reinvestment Account**
Noteholders' Regular Principal Distributable Amount*	20,490,258.64
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	693,230.13

Supplemental Servicing Fees	203,627.40
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	47,700.00
* Amortization Period Only ** Revolving Period Only *** Includes amounts on deposit in the Accumulation Account immediately preceding the Distribution Date.

Statement to Securityholder
Capital Auto Receivables Asset Trust 2015-3
 5. Collateral Summary

A. Balances

	Original Balance* Includes Aggregate Additional Receivables	Beginning Balance	Balance at End of Collection Period	Additions	Ending Balance Including Additions
Number of Receivables	101,103	38,485	37,112	0	37,112
Aggregate Receivables Principal Balance	1,586,704,247.39	337,173,291.38	316,683,032.74	0.00	316,683,032.74
Aggregate Receivables Face Amount	1,586,704,247.39	337,173,291.38	316,683,032.74	0.00	316,683,032.74
There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	8.80000000	9.10298615	9.11350355	68.32	69.56	69.60	55.87	29.51	28.77

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1.52%	1.37%	1.35%	1.23%	1.24%	1.25%	1.25%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.50%	1.21%	1.42%	1.30%	1.25%	1.33%	1.24%	1.28%	1.17%	1.07%	1.25%	1.21%	1.32%	1.20%	1.23%	1.16%	1.18%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder
Capital Auto Receivables Asset Trust 2015-3
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	326,928,162.06	159	698,115.77	4,390.67	2.5625%	37,112	551	1.4847%
Preceding	347,626,102.62	159	900,184.36	5,661.54	3.1074%	38,485	578	1.5019%
Next Preceding	369,368,557.79	181	920,284.92	5,084.45	2.9898%	39,874	560	1.4044%
Third Preceding	392,112,058.08	178	940,431.35	5,283.32	2.8780%	Three Month Average		1.4637%
Four Month Average					2.8844%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss	Delinquency	Total	Total Balance	Percent
	Financed**	Charge-Offs	Rate**	Stratification	Accounts		Delinquent
Totals	1,586,704,247.39	48,682,867.49	3.0682%	31 - 60 days	2,170	21,942,141.08	6.9287%
The information contained in this report is defined or determined in a manner consistent with the prospectus for				61 - 90 days	443	4,323,248.46	1.3652%
Capital Auto Receivables Asset Trust 2015-3 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	108	963,574.80	0.3043%
				> 120 days	0	0.00	0.0000%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
** Note: The value disclosed with respect to the Aggregate Amount Financed and Cumulative Loss Rate include Additional Receivables. Please see Section 10 (Additional Charge-off Detail) for charge-off information disclosed separately with respect to the Initial Receivables and the Aggregate Additional Receivables.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		1,024	10,100,971.47
				Current Period		66	594,825.39
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]		88	264,539.04
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status and charge-offs on prior period bankruptcies.				Ending Inventory		1,002	10,431,257.82

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	Additions	Reductions		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	5,361,997.00	5,361,997.00	0.00	0.00	0.00	5,361,997.00	5,361,997.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2015-3
8. Accumulation Account

Beginning Balance	Investment Earnings	Deposits	Releases	Ending Balance

0.00	0.00	0.00	0.00	0.00

9. Performance Tests

Event of Default	NO
Servicer Default	NO
Early Amortization Event	NO
Additional Receivables Purchased by Trust?	NO
Additional Receivables Criteria Satisfied, If Applicable?	N/A
Overcollateralization Target amount satisfied?	YES
Initial Overcollateralization	8,039,400.83
Current Overcollateralization	24,128,986.52
Overcollateralization Target (Revolving Period)
Overcollateralization Target (Amortization Period)	24,128,986.52
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2015-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2015-3 will perform in the future.

10. Appendix: Additional Charge-Off Detail

A. Cumulative: Initial Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	1,072,399,400.83	35,355,170.84	3.2968%

B. Cumulative: Aggregate Additional Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	514,304,846.56	13,327,696.65	2.5914%